Insurance Liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Participating insurance in force (as a percent)	0.70%	1.20%
Life premiums as percentage of gross premiums (as a percent)	1.30%	1.70%
Participating revenue reserves	$ 2,400
Participating revenue reserves not ceded	$ 3
Minimum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Future policy benefits, interest rate (as a percent)	0.20%
Liability for policyholder contract deposits, interest rate (as a percent)	0.00%
Maximum
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Future policy benefits, interest rate (as a percent)	14.60%
Liability for policyholder contract deposits, interest rate (as a percent)	9.00%
Other Policyholder Funds
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Unearned revenue reserves	$ 2,300	$ 1,800
Individual Retirement | Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Total
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	700	2,400
Group Retirement | Variable annuity guaranteed minimum withdrawal benefits (GMWB) | Total
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
Total account values	$ (9)	$ 74